Shareholder Report, Holdings (Details)	Jun. 30, 2025
C000002879 | Newmont Corp.
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000002879 | Northern Star Resources Ltd.
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000002879 | Kinross Gold Corp.
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000002879 | Agnico Eagle Mines Ltd., Toronto
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000002879 | Wheaton Precious Metals Corp.
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000002879 | Endeavour Mining plc
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000002879 | Alamos Gold Inc., Toronto
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000002879 | Lundin Gold Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000002879 | Artemis Gold Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000002879 | K92 Mining Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000002879 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	99.60%
C000002879 | InvestmentType_U.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000002879 | Metals and Mining
Holdings [Line Items]
Percent of Net Asset Value	99.60%
C000002879 | U.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000002879 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
C000002881 | Newmont Corp.
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000002881 | Northern Star Resources Ltd.
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000002881 | Kinross Gold Corp.
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000002881 | Agnico Eagle Mines Ltd., Toronto
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000002881 | Wheaton Precious Metals Corp.
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000002881 | Endeavour Mining plc
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000002881 | Alamos Gold Inc., Toronto
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000002881 | Lundin Gold Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000002881 | Artemis Gold Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000002881 | K92 Mining Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000002881 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	99.60%
C000002881 | InvestmentType_U.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000002881 | Metals and Mining
Holdings [Line Items]
Percent of Net Asset Value	99.60%
C000002881 | U.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000002881 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
C000034312 | Newmont Corp.
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000034312 | Northern Star Resources Ltd.
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000034312 | Kinross Gold Corp.
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000034312 | Agnico Eagle Mines Ltd., Toronto
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000034312 | Wheaton Precious Metals Corp.
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000034312 | Endeavour Mining plc
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000034312 | Alamos Gold Inc., Toronto
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000034312 | Lundin Gold Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000034312 | Artemis Gold Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000034312 | K92 Mining Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000034312 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	99.60%
C000034312 | InvestmentType_U.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000034312 | Metals and Mining
Holdings [Line Items]
Percent of Net Asset Value	99.60%
C000034312 | U.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000034312 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
C000002878 | Newmont Corp.
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000002878 | Northern Star Resources Ltd.
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000002878 | Kinross Gold Corp.
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000002878 | Agnico Eagle Mines Ltd., Toronto
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000002878 | Wheaton Precious Metals Corp.
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000002878 | Endeavour Mining plc
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000002878 | Alamos Gold Inc., Toronto
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000002878 | Lundin Gold Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000002878 | Artemis Gold Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000002878 | K92 Mining Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000002878 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	99.60%
C000002878 | InvestmentType_U.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000002878 | Metals and Mining
Holdings [Line Items]
Percent of Net Asset Value	99.60%
C000002878 | U.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000002878 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)